Cullen High Dividend Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.27%
Aerospace & Defense - 4.18%
Boeing Co.	60,100	$22,923,342
Raytheon Co.	247,400	45,046,592
		67,969,934

Auto Parts & Equipment - 1.53%
Johnson Controls International PLC	673,875	24,892,942

Banks - 2.26%
SunTrust Banks, Inc.	620,280	36,751,590

Chemicals - 3.30%
DowDuPont, Inc.	1,007,000	53,683,170

Communications Equipment - 5.77%
Cisco Systems, Inc.	919,100	49,622,209
Corning, Inc.	1,340,320	44,364,592
		93,986,801

Distillers & Vintners - 2.75%
Diageo PLC - Sponsored ADR	273,155	44,690,890

Distributors - 3.62%
Genuine Parts Co.	526,250	58,955,787

Diversified Banks - 7.02%
HSBC Holdings PLC - Sponsored ADR	837,600	33,989,808
JPMorgan Chase & Co.	462,330	46,801,666
Wells Fargo & Co.	692,225	33,448,312
		114,239,786

Electric Utilities - 3.55%
NextEra Energy, Inc.	299,100	57,822,012

Food & Staples Retailing - 1.98%
Walgreens Boots Alliance, Inc.	510,395	32,292,692

Household Products - 5.04%
Kimberly-Clark Corp.	320,835	39,751,457
Unilever NV	724,170	42,211,869
		81,963,326

Industrial Conglomerates - 2.84%
3M Co.	222,730	46,278,839

Integrated Oil & Gas - 10.17%
Chevron Corp.	381,050	46,937,739
ConocoPhillips	680,915	45,444,267
Exxon Mobil Corp.	395,935	31,991,548
Royal Dutch Shell PLC, Class B - Sponsored ADR	644,600	41,222,170
		165,595,724

	Shares	Value (Note 1)
Integrated Telecommunication Services - 4.23%
AT&T, Inc.	1,192,775	$37,405,424
BCE, Inc.	708,380	31,444,988
		68,850,412

Miscellaneous Manufacturing - 2.38%
Siemens AG - Sponsored ADR	720,000	38,700,000

Pharmaceuticals - 15.36%
Eli Lilly & Co.	306,300	39,745,488
Johnson & Johnson	364,125	50,901,034
Merck & Co., Inc.	669,460	55,678,988
Novartis AG - Sponsored ADR	576,446	55,419,519
Pfizer, Inc.	1,133,858	48,154,949
		249,899,978

Property & Casualty Insurance - 5.49%
Chubb, Ltd.	344,845	48,305,888
Travelers Cos., Inc.	299,475	41,075,991
		89,381,879

Retail - 1.31%
Target Corp.	266,226	21,367,299

Semiconductors - 1.91%
Intel Corp.	577,900	31,033,230

Specialized REITs - 4.74%
HCP, Inc.	781,570	24,463,141
Welltower, Inc.	679,000	52,690,400
		77,153,541

Systems Software - 2.86%
Microsoft Corp.	394,535	46,531,458

Tobacco - 4.98%
Altria Group, Inc.	582,960	33,479,393
Philip Morris International, Inc.	537,580	47,516,696
		80,996,089

TOTAL COMMON STOCKS
(Cost $904,742,031)		1,583,037,379

TOTAL INVESTMENTS 97.27%
(Cost $904,742,031)		$1,583,037,379

Other Assets In Excess Of Liabilities 2.73%		44,440,368

NET ASSETS 100.00%		$1,627,477,747

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	15.36%	$249,899,978
Financials	14.77	240,373,255
Consumer Staples	14.75	239,942,997
Industrials	10.93	177,841,715
Information Technology	10.54	171,551,489
Energy	10.17	165,595,724
Consumer Discretionary	4.93	80,323,086
Real Estate	4.74	77,153,541
Communication Services	4.23	68,850,412
Utilities	3.55	57,822,012
Materials	3.30	53,683,170
TOTAL COMMON STOCKS	97.27	1,583,037,379

TOTAL INVESTMENTS	97.27%	$1,583,037,379
Other Assets In Excess Of Liabilities	2.73	44,440,368
TOTAL NET ASSETS	100.00%	$1,627,477,747

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.00%
Australia - 3.28%
Sonic Healthcare, Ltd.	335,490	$5,850,552

Canada - 3.46%
BCE, Inc.	48,165	2,138,045
Manulife Financial Corp.	170,585	2,884,592
Vermilion Energy, Inc.	46,720	1,153,360
		6,175,997

China - 1.87%
China Petroleum & Chemical Corp., Class H	4,240,600	3,343,883

France - 7.50%
BNP Paribas SA	48,170	2,302,419
Cie Generale des Etablissements Michelin SCA	29,735	3,515,643
Engie SA	120,380	1,793,282
Sanofi	7,540	665,983
TOTAL SA - Sponsored ADR	91,650	5,100,322
		13,377,649

Germany - 10.10%
Allianz SE	21,465	4,774,259
Daimler AG	49,475	2,899,802
Deutsche Telekom AG	136,250	2,261,245
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,412	5,067,992
Siemens AG	28,095	3,023,604
		18,026,902

Hong Kong - 4.26%
BOC Hong Kong Holdings, Ltd.	998,015	4,131,936
HSBC Holdings PLC	426,133	3,468,799
		7,600,735

India - 2.07%
Ascendas Real Estate Investment Trust	1,723,200	3,700,064

Ireland - 2.59%
Smurfit Kappa Group PLC	165,615	4,622,173

Japan - 3.35%
Honda Motor Co., Ltd.	91,000	2,459,127
Nippon Telegraph & Telephone Corp.	82,730	3,510,594
		5,969,721
Netherlands - 5.36%
NN Group NV	107,300	4,457,072

	Shares	Value (Note 1)
Netherlands (continued)
Unilever NV	87,435	$5,096,586
		9,553,658

Norway - 0.05%
Orkla ASA	12,155	93,295

Russia - 2.02%
MMC Norilsk Nickel PJSC - ADR	171,160	3,598,639

Singapore - 3.18%
Singapore Telecommunications, Ltd.	101,000	225,065
United Overseas Bank, Ltd.	293,400	5,453,419
		5,678,484

Spain - 3.24%
Iberdrola SA	658,240	5,778,569

Sweden - 2.18%
Investor AB, Class B	86,350	3,888,736

Switzerland - 16.25%
ABB, Ltd. - Sponsored ADR	255,950	4,829,776
Nestle SA	61,250	5,837,434
Novartis AG - Sponsored ADR	67,600	6,499,065
Roche Holding AG	20,350	5,606,852
UBS Group AG	87,350	1,058,814
Zurich Insurance Group AG	15,575	5,155,431
		28,987,372

Taiwan - 1.25%
ASE Technology Holding Co., Ltd.	1,014,500	2,221,857

United Kingdom - 19.99%
AstraZeneca PLC - Sponsored ADR	95,470	3,859,852
BAE Systems PLC	508,335	3,193,880
British American Tobacco PLC - Sponsored ADR	72,995	3,045,351
Diageo PLC	122,380	5,001,780
GlaxoSmithKline PLC	208,865	4,343,876
Imperial Brands PLC	103,450	3,536,212
Lloyds Banking Group PLC	4,023,000	3,255,986
Royal Dutch Shell PLC, Class B	160,250	5,067,666
Smiths Group PLC	122,100	2,282,069
Vodafone Group PLC - Sponsored ADR	114,100	2,074,338
		35,661,010
TOTAL COMMON STOCKS
(Cost $133,430,881)		164,129,296

	Shares	Value (Note 1)
PREFERRED STOCK - 1.59%
Brazil - 1.59%
Telefonica Brasil SA	233,655	$2,834,641

TOTAL PREFERRED STOCK
(Cost $2,786,067)		2,834,641

TOTAL INVESTMENTS 93.59%
(Cost $136,216,948)		$166,963,937

Other Assets In Excess Of Liabilities 6.41%		11,434,613

NET ASSETS 100.00%		$178,398,550

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	25.75%	$45,899,455
Health Care	15.03	26,826,180
Consumer Staples	12.67	22,610,658
Energy	8.21	14,665,231
Industrials	7.47	13,329,329
Communication Services	5.72	10,209,287
Consumer Discretionary	4.97	8,874,572
Materials	4.61	8,220,812
Utilities	4.25	7,571,851
Real Estate	2.07	3,700,064
Information Technology	1.25	2,221,857
TOTAL COMMON STOCKS	92.00	164,129,296

PREFERRED STOCK
Communication Services	1.59	2,834,641
TOTAL PREFERRED STOCK	1.59	2,834,641

TOTAL INVESTMENTS	93.59%	$166,963,937
Other Assets In Excess Of Liabilities	6.41	11,434,613
TOTAL NET ASSETS	100.00%	$178,398,550

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.67%
Airlines - 3.12%
Copa Holdings SA, Class A	1,615	$130,185

Apparel - 3.26%
Carter's, Inc.	1,350	136,066

Auto Manufacturers - 3.07%
REV Group, Inc.	11,700	128,115

Commercial Services - 2.11%
Robert Half International, Inc.	1,350	87,966

Computer Hardware - 2.81%
Avnet, Inc.	2,710	117,533

Computers - 3.03%
Sykes Enterprises, Inc.(a)	4,475	126,553

Construction & Engineering - 4.36%
Quanta Services, Inc.	4,820	181,907

Construction Materials - 3.32%
Loma Negra Cia Industrial Argentina SA - Sponsored ADR(a)	12,675	138,791

Environmental & Facilities Services - 3.47%
Team, Inc.(a)	8,270	144,725

Food - 3.36%
Village Super Market, Inc., Class A	5,140	140,476

Healthcare-Services - 10.04%
Capital Senior Living Corp.(a)	33,230	132,588
Ensign Group, Inc.	2,430	124,392
Magellan Health, Inc.(a)	2,460	162,163
		419,143

Home Builders - 2.73%
Taylor Morrison Home Corp.(a)	6,415	113,866

Household Products/Wares - 1.96%
Helen of Troy, Ltd.(a)	705	81,752

Insurance - 9.89%
Assured Guaranty, Ltd.	4,095	181,941
Brighthouse Financial, Inc.(a)	2,970	107,781
United Insurance Holdings Corp.	7,760	123,384
		413,106

	Shares	Value (Note 1)
Leisure Time - 2.81%
Brunswick Corp.	2,330	$117,269

Machinery-Diversified - 1.13%
AGCO Corp.	680	47,294

Media - 2.85%
AMC Networks, Inc., Class A(a)	2,100	119,196

Oil & Gas Exploration & Production - 3.60%
Cimarex Energy Co.	2,150	150,285

Oil & Gas Services - 1.74%
Oceaneering International, Inc.(a)	4,610	72,700

Regional Banks - 11.45%
Bank OZK	2,300	66,654
CVB Financial Corp.	2,950	62,098
First Bancorp/Southern Pines, NC	3,400	118,184
IBERIABANK Corp.	1,740	124,775
National Bank Holdings Corp., Class A	3,200	106,432
		478,143

Savings & Loans - 3.20%
United Community Financial Corp.	14,280	133,518

Semiconductors - 1.74%
KLA-Tencor Corp.	610	72,840

Software - 8.62%
Progress Software Corp.	3,655	162,172
Verint Systems, Inc.(a)	3,300	197,538
		359,710

TOTAL COMMON STOCKS
(Cost $3,381,463)		3,911,139

TOTAL INVESTMENTS 93.67%
(Cost $3,381,463)		$3,911,139

Other Assets In Excess Of Liabilities 6.33%		264,323

NET ASSETS 100.00%		$4,175,462

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	24.54%	$1,024,767
Industrials	17.26	720,192
Information Technology	16.20	676,636
Consumer Discretionary	10.76	448,953
Health Care	10.04	419,143
Energy	5.34	222,985
Consumer Staples	3.36	140,476
Materials	3.32	138,791
Communication Services	2.85	119,196
TOTAL COMMON STOCKS	93.67	3,911,139

TOTAL INVESTMENTS	93.67%	$3,911,139
Other Assets In Excess Of Liabilities	6.33	264,323
TOTAL NET ASSETS	100.00%	$4,175,462

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.09%
Aerospace & Defense - 5.15%
Boeing Co.	3,025	$1,153,796
Raytheon Co.	4,475	814,808
		1,968,604

Agriculture - 1.74%
Archer-Daniels-Midland Co.	15,450	666,358

Auto Parts & Equipment - 0.96%
BorgWarner, Inc.	9,500	364,895

Communications Equipment - 4.60%
Cisco Systems, Inc.	32,600	1,760,074

Diversified Banks - 8.55%
Citigroup, Inc.	17,100	1,063,962
JPMorgan Chase & Co.	12,600	1,275,498
Wells Fargo & Co.	19,200	927,744
		3,267,204

Electronics - 2.34%
Arrow Electronics, Inc.(a)	11,600	893,896

Food Products - 3.44%
Mondelez International, Inc., Class A	26,375	1,316,640

Gold - 2.17%
Newmont Mining Corp.	23,200	829,864

Health Care Equipment - 2.78%
Medtronic PLC	11,660	1,061,993

Heavy Electrical Equipment - 1.50%
ABB, Ltd. - Sponsored ADR	30,350	572,704

Household Products - 1.98%
Unilever NV	12,990	757,187

Industrial Conglomerates - 2.45%
3M Co.	4,500	935,010

Integrated Oil & Gas - 5.66%
Chevron Corp.	9,750	1,201,005
ConocoPhillips	14,450	964,393
		2,165,398

Integrated Telecommunication Services - 3.00%
AT&T, Inc.	36,615	1,148,246

	Shares	Value (Note 1)
Investment Banking & Brokerage - 1.68%
Morgan Stanley	15,200	$641,440

Life & Health Insurance - 1.50%
MetLife, Inc.	13,480	573,844

Life Sciences Tools & Services - 3.22%
Thermo Fisher Scientific, Inc.	4,500	1,231,740

Miscellaneous Manufacturing - 2.35%
Siemens AG - Sponsored ADR	16,700	897,625

Movies & Entertainment - 2.00%
Walt Disney Co.	6,900	766,107

Oil & Gas Equipment & Services - 1.23%
Halliburton Co.	16,050	470,265

Oil & Gas Exploration & Production - 0.82%
Devon Energy Corp.	9,875	311,655

Pharmaceuticals - 13.52%
CVS Health Corp.	6,074	327,571
GlaxoSmithKline PLC - Sponsored ADR	13,800	576,702
Johnson & Johnson	5,915	826,858
Merck & Co., Inc.	15,150	1,260,025
Novartis AG - Sponsored ADR	9,600	922,944
Pfizer, Inc.	29,550	1,254,989
		5,169,089

Property & Casualty Insurance - 8.18%
Allstate Corp.	8,600	809,948
Chubb, Ltd.	8,306	1,163,504
Travelers Cos., Inc.	8,400	1,152,144
		3,125,596

Regional Banks - 2.54%
BB&T Corp.	20,850	970,151

Systems Software - 7.73%
Microsoft Corp.	15,850	1,869,349
Oracle Corp.	20,200	1,084,942
		2,954,291

TOTAL COMMON STOCKS
(Cost $22,723,547)		34,819,876

TOTAL INVESTMENTS 91.09%
(Cost $22,723,547)		$34,819,876

Other Assets In Excess Of Liabilities 8.91%		3,408,843

NET ASSETS 100.00%		$38,228,719

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	22.45%	$8,578,235
Health Care	19.52	7,462,822
Information Technology	14.67	5,608,261
Industrials	11.45	4,373,943
Energy	7.71	2,947,318
Consumer Staples	7.16	2,740,185
Communication Services	5.00	1,914,353
Materials	2.17	829,864
Consumer Discretionary	0.96	364,895
TOTAL COMMON STOCKS	91.09	34,819,876

TOTAL INVESTMENTS	91.09%	$34,819,876
Other Assets In Excess Of Liabilities	8.91	3,408,843
TOTAL NET ASSETS	100.00%	$38,228,719

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 84.77%
Austria - 1.33%
Erste Group Bank AG	127,400	$4,681,764

Brazil - 2.69%
AES Tiete Energia SA	1,447,500	4,103,656
Ambev SA - ADR	1,257,080	5,405,444
		9,509,100

Chile - 2.35%
Vina Concha y Toro SA	3,260,067	6,790,758
Vina Concha y Toro SA - Sponsored ADR	36,255	1,510,392
		8,301,150
China - 6.47%
China Construction Bank Corp., Class H	7,178,300	6,154,174
China Petroleum & Chemical Corp., Class H	8,270,025	6,521,246
China Yongda Automobiles Services Holdings, Ltd.	3,231,100	2,560,200
Ping An Insurance Group Co. of China, Ltd., Class H	680,000	7,614,316
		22,849,936
Greece - 2.55%
OPAP SA	872,053	8,999,676

Hong Kong - 17.20%
AIA Group, Ltd.	1,084,000	10,791,738
BOC Aviation, Ltd.(a)(b)	978,020	7,979,946
IGG, Inc.	3,891,000	5,392,911
Nine Dragons Paper Holdings, Ltd.	3,600,000	3,430,340
Sands China, Ltd.	1,375,000	6,910,076
Times China Holdings, Ltd.	4,064,200	8,428,739
Value Partners Group, Ltd.	3,597,950	2,795,877
WH Group, Ltd.(a)(b)	5,786,000	6,191,428
Xinyi Glass Holdings, Ltd.	7,606,000	8,720,310
Xtep International Holdings, Ltd.	213,090	152,286
		60,793,651
Hungary - 0.21%
Magyar Telekom Telecommunications PLC	449,400	725,028

India - 2.62%
GAIL India, Ltd.	442,000	2,218,135
ICICI Bank, Ltd. - Sponsored ADR	614,900	7,046,754
		9,264,889

Indonesia - 4.91%
Bank Rakyat Indonesia Persero Tbk PT	14,056,500	4,066,909

	Shares	Value (Note 1)
Indonesia (continued)
Gudang Garam Tbk PT	1,087,300	$6,352,764
Indo Tambangraya Megah Tbk PT	4,121,400	6,924,473
		17,344,146

Mexico - 2.29%
PLA Administradora Industrial S de RL de CV	5,274,532	8,081,533

Panama - 0.33%
Copa Holdings SA, Class A	14,660	1,181,743

Russia - 8.43%
Globaltrans Investment PLC - Sponsored GDR(a)	859,741	9,147,644
LUKOIL PJSC - Sponsored ADR	131,200	11,730,592
MMC Norilsk Nickel PJSC - ADR	423,400	8,901,985
		29,780,221

Singapore - 0.56%
Ascendas India Trust	2,268,800	1,992,158

South Africa - 2.02%
Mondi, Ltd.	323,500	7,147,212

South Korea - 14.44%
Doosan Bobcat, Inc.	8,775	238,876
Hanon Systems	418,374	4,183,371
KT&G Corp.	77,700	7,084,794
Macquarie Korea Infrastructure Fund	879,170	8,248,754
Orange Life Insurance, Ltd.(a)(b)	131,860	4,181,975
Samsung Electronics Co., Ltd.	306,500	12,056,405
SK Innovation Co., Ltd.	47,900	7,574,707
SK Telecom Co., Ltd.	33,700	7,466,787
		51,035,669

Taiwan - 9.88%
Accton Technology Corp.	150,000	605,928
ASE Technology Holding Co., Ltd.	3,059,428	6,700,455
Asian Pay Television Trust	6,632,000	616,589
King Yuan Electronics Co., Ltd.	4,959,000	4,223,609
Powertech Technology, Inc.	1,856,000	4,383,991
Sinbon Electronics Co., Ltd.	1,164,500	3,910,571
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	300,950	12,326,912
Win Semiconductors Corp.	306,000	2,159,439
		34,927,494

Thailand - 3.62%
Major Cineplex Group PCL	217,200	191,637
Thai Beverage PCL	11,948,000	7,449,592
Vinythai PCL	6,617,400	5,150,458
		12,791,687

	Shares	Value (Note 1)
Turkey - 1.25%
Tupras Turkiye Petrol Rafinerileri AS	197,800	$4,427,485

Vietnam - 1.62%
SSI Securities Corp.	4,883,650	5,724,672

TOTAL COMMON STOCKS (Cost $254,962,603)		299,559,214

PARTICIPATORY NOTES - 5.79%
China - 3.00%
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	700,404	5,078,820
Qingdao Haier Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	2,122,408	5,403,767
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 04/04/2019	38,800	98,787
		10,581,374

India - 2.79%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	212,800	1,877,340
Gail India Ltd, Expires 04/02/2020	447,000	2,243,227
Power Grid Corp Of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,010,108	5,742,336
		9,862,903

TOTAL PARTICIPATORY NOTES (Cost $20,351,481)		20,444,277

PREFERRED STOCK - 4.33%
Brazil - 4.33%
Itau Unibanco Holding SA	1,064,250	9,298,784
Telefonica Brasil SA - ADR	498,000	6,010,860
		15,309,644

TOTAL PREFERRED STOCK (Cost $14,346,762)		15,309,644

TOTAL INVESTMENTS 94.89% (Cost $289,660,846)		$335,313,135

Other Assets In Excess Of Liabilities 5.11%		18,078,130

NET ASSETS 100.00%		$353,391,265

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2019, the aggregate value of those securities was $27,500,993, which represents 7.78% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2019 the aggregate value of those securities was $18,353,349, which represents 5.19% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.35%	$61,306,933
Information Technology	13.12	46,367,310
Consumer Staples	11.55	40,785,172
Energy	10.52	37,178,503
Consumer Discretionary	8.92	31,525,919
Materials	6.97	24,629,995
Industrials	5.25	18,548,209
Real Estate	5.23	18,502,430
Communication Services	4.07	14,392,952
Utilities	1.79	6,321,791
TOTAL COMMON STOCKS	84.77	299,559,214

PREFERRED STOCK
Financials	2.63	9,298,784
Communication Services	1.70	6,010,860
TOTAL PREFERRED STOCK	4.33	15,309,644

PARTICIPATORY NOTES
Consumer Discretionary	3.00	10,581,374
Utilities	2.26	7,985,563
Financials	0.53	1,877,340
TOTAL PARTICIPATORY NOTES	5.79	20,444,277

TOTAL INVESTMENTS	94.89%	$335,313,135
Other Assets In Excess Of Liabilities	5.11	18,078,130
TOTAL NET ASSETS	100.00%	$353,391,265

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.55%
Aerospace & Defense - 2.46%
Raytheon Co.	7,000	$1,274,560

Agriculture - 2.74%
Archer-Daniels-Midland Co.	32,920	1,419,840

Auto Parts & Equipment - 2.79%
Johnson Controls International PLC(a)	39,150	1,446,201

Banks - 2.95%
SunTrust Banks, Inc.	25,750	1,525,688

Chemicals - 3.09%
DowDuPont, Inc.(a)	29,970	1,597,701

Communications Equipment - 6.04%
Cisco Systems, Inc.	30,660	1,655,333
Corning, Inc.	44,400	1,469,640
		3,124,973

Distributors - 3.04%
Genuine Parts Co.(a)	14,030	1,571,781

Diversified Banks - 7.55%
HSBC Holdings PLC - Sponsored ADR	24,900	1,010,442
JPMorgan Chase & Co.	12,050	1,219,822
Wells Fargo & Co.(a)	34,760	1,679,603
		3,909,867

Electric - 2.47%
PPL Corp.	40,350	1,280,709

Electric Utilities - 2.46%
Duke Energy Corp.	14,150	1,273,500

Electrical Components - 3.45%
Eaton Corp. PLC(a)	22,200	1,788,432

Food & Staples Retailing - 2.53%
Walgreens Boots Alliance, Inc.(a)	20,685	1,308,740

Household Products - 4.85%
Kimberly-Clark Corp.(a)	11,640	1,442,196
Unilever NV	18,310	1,067,290
		2,509,486

Integrated Oil & Gas - 11.22%
Chevron Corp.	12,350	1,521,273
ConocoPhillips	17,950	1,197,983
Exxon Mobil Corp.	19,430	1,569,944

	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR	23,730	$1,517,533
		5,806,733

Integrated Telecommunication Services - 3.07%
AT&T, Inc.	50,650	1,588,384

Miscellaneous Manufacturing - 1.94%
Siemens AG - Sponsored ADR	18,690	1,004,587

Pharmaceuticals - 11.98%
Johnson & Johnson(a)	11,290	1,578,229
Merck & Co., Inc.	18,840	1,566,923
Novartis AG - Sponsored ADR	16,210	1,558,430
Pfizer, Inc.(a)	35,320	1,500,040
		6,203,622

Property & Casualty Insurance - 5.62%
Chubb, Ltd.	9,400	1,316,752
Travelers Cos., Inc.	11,600	1,591,056
		2,907,808

Retail - 1.03%
Target Corp.(a)	6,670	535,334

Semiconductors - 2.48%
Intel Corp.(a)	23,950	1,286,115

Specialized REITs - 5.25%
HCP, Inc.	41,040	1,284,552
Welltower, Inc.(a)	18,470	1,433,272
		2,717,824

Telecommunications - 3.32%
Verizon Communications, Inc.	29,100	1,720,683

Tobacco - 4.22%
Altria Group, Inc.(a)	22,600	1,297,918
Philip Morris International, Inc.	10,050	888,319
		2,186,237

TOTAL COMMON STOCKS (Cost $49,264,200)		49,988,805

TOTAL INVESTMENTS 96.55% (Cost $49,264,200)		$49,988,805

Other Assets In Excess Of Liabilities 3.45%		1,785,666

NET ASSETS 100.00%		$51,774,471

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.34%)
Altria Group, Inc., Expires April, 2019, Exercise Price $58.50	$(1,297,918)	(226)	$(10,622)
DowDuPont, Inc., Expires April, 2019, Exercise Price $57.50	(567,720)	(150)	(2,100)
Eaton Corp. PLC, Expires April, 2019, Exercise Price $82.50	(716,984)	(89)	(3,560)
Genuine Parts Co., Expires April, 2019, Exercise Price $110.00	(1,568,420)	(140)	(49,000)
Intel Corp., Expires April, 2019, Exercise Price $55.00	(1,283,430)	(239)	(10,038)
Johnson & Johnson, Expires April, 2019, Exercise Price $140.00	(1,565,648)	(112)	(23,072)
Johnson Controls International PLC, Expires April, 2019, Exercise Price $37.00	(1,444,354)	(391)	(24,633)
Kimberly-Clark Corp., Expires April, 2019, Exercise Price $120.00	(731,010)	(59)	(27,966)
Pfizer, Inc., Expires April, 2019, Exercise Price $43.00	(751,719)	(177)	(6,195)
Target Corp., Expires April, 2019, Exercise Price $80.00	(272,884)	(34)	(5,644)
Walgreens Boots Alliance, Inc., Expires April, 2019, Exercise Price $67.00	(575,757)	(91)	(5,187)
Wells Fargo & Co., Expires April, 2019, Exercise Price $53.00	(1,613,888)	(334)	(1,336)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Welltower, Inc., Expires April, 2019, Exercise Price $80.00	$(1,427,840)	(184)	$(6,624)

TOTAL CALL OPTIONS WRITTEN (Premiums received $156,252)			(175,977)

TOTAL WRITTEN OPTIONS (Premiums received $156,252)			$(175,977)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2019.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	16.12%	$8,343,363
Consumer Staples	14.34	7,424,303
Health Care	11.98	6,203,622
Energy	11.22	5,806,733
Industrials	10.64	5,513,780
Information Technology	8.52	4,411,088
Communication Services	6.39	3,309,067
Real Estate	5.25	2,717,824
Utilities	4.93	2,554,209
Consumer Discretionary	4.07	2,107,115
Materials	3.09	1,597,701
TOTAL COMMON STOCKS	96.55	49,988,805

TOTAL INVESTMENTS	96.55%	$49,988,805
Other Assets In Excess Of Liabilities	3.45	1,785,666
TOTAL NET ASSETS	100.00%	$51,774,471

CALL OPTIONS WRITTEN
Materials	0.00%	$(2,100)
Financials	0.00	(1,336)
Real Estate	(0.01)	(6,624)
Technology	(0.02)	(10,038)
Industrials	(0.06)	(28,193)
Health Care	(0.06)	(29,267)
Consumer Staples	(0.08)	(43,775)
Consumer Discretionary	(0.11)	(54,644)
TOTAL CALL OPTIONS WRITTEN	(0.34)	(175,977)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2019 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2019 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 – Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$164,129,296	$–	$–	$164,129,296
Preferred Stock	2,834,641	–	–	2,834,641
Total	$166,963,937	$–	$–	$166,963,937

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,583,037,379	$–	$–	$1,583,037,379
Total	$1,583,037,379	$–	$–	$1,583,037,379

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,911,139	$–	$–	$3,911,139
Total	$3,911,139	$–	$–	$3,911,139

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$34,819,876	$–	$–	$34,819,876
Total	$34,819,876	$–	$–	$34,819,876

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$299,559,214	$–	$–	$299,559,214
Participatory Notes(2)	–	20,444,277	–	20,444,277
Preferred Stock	15,309,644	–	–	15,309,644
Total	$314,868,858	$20,444,277	$–	$335,313,135

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$49,988,805	$–	$–	$49,988,805
Total	$49,988,805	$–	$–	$49,988,805
Other Financial Instruments
Liabilities
Call Options Written	$(175,977)	–	–	$(175,977)
Total	$(175,977)	–	–	$(175,977)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.